RELATED PARTY TRANSACTIONS, Transactions with Zhou Kai (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025
Revenues [Abstract]
Total revenues	$ 6,102,900	$ 2,958,263
Zhou Kai [Member]
Revenues [Abstract]
Revenues - brokerage commission and handling charge income	2,065	0
Revenues - interest income	6,448	0
Total revenues	8,513	$ 0
Zhou Kai [Member] | Margin Loan [Member]
Transactions with Related Parties [Abstract]
Receivables from clients	$ 2,839		$ 0